Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13: Subsequent Events

TAAS Agreement

On October 9, 2020, Newco, entered into a Technology as a Service Agreement (the “TAAS Agreement”) with Johnson Controls, Inc. (“Johnson Controls”). Pursuant to the TAAS Agreement, Johnson Controls will provide certain services related to the construction and development of the Hall of Fame Village powered by Johnson Controls (the “Project”), including, but not limited to, (i) design assist consulting, equipment sales and turn-key installation services in respect of specified systems to be constructed as part of Phase 2 and Phase 3 of the Project and (ii) maintenance and lifecycle services in respect of certain systems constructed as part of Phase 1, and to be constructed as part of Phase 2 and Phase 3, of the Project. Under the terms of the TAAS Agreement, Newco has agreed to pay Johnson Controls up to an aggregate $217,934,637 for services rendered by Johnson Controls over the term of the TAAS Agreement.

Issuance of 7.00% Series A Cumulative Redeemable Preferred Stock

During October 2020, the Company issued to American Capital Center, LLC (the “Preferred Investor”) an aggregate of 1,800 shares of 7.00% Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”) at $1,000 per share for an aggregate purchase price of $1,800,000. The Company paid the Preferred Investor an origination fee of 2%. The issuance and sale of the Series A Preferred Stock to the Preferred Investor was exempt from registration pursuant to Section 4(a)(2) of the Securities Act. HOFRE used half of the proceeds from the sale of the Series A Preferred Stock to pay down outstanding amounts under its Bridge Loan.

Media Deal With Sports Illustrated Studios

Effective as of October 31, 2020, Newco entered into a Shopping and Distribution Agreement with WaV Sports & Entertainment, LLC and 101 SI Investco, LLC in connection with the possible development, production, distribution and exploitation of a docuseries centered on the NFL Alumni Academy, the NFL Alumni Association’s player development program. We believe this strategic partnership will enable HOFRE to advance its business goals and objectives by creating exciting new content for its media division, which may be used to further support its long-term strategic priorities.

November 2020 Public Offering

On November 18, 2020, we closed our previously announced offering (the “November 2020 Offering”) of 17,857,142 units (the “November 2020 Units”) at a price of $1.40 per November 2020 Unit, each consisting of one share of the Company’s Common Stock, and one warrant to purchase one share of Common Stock (each, a “Series B Warrant”) pursuant to the terms of the underwriting agreement between the Company and Maxim Group LLC (for purposes of the November 2020 Offering, the “November 2020 Underwriter”), entered into on November 16, 2020 (the “November 2020 Underwriting Agreement”). The Series B Warrants are immediately exercisable at a price of $1.40 per share of Common Stock and expire five years from the date of issuance. The shares of Common Stock and the accompanying Series B Warrants, were purchased together in the November 2020 Offering, but were issued separately. In addition, under the November 2020 Underwriting Agreement, we granted the November 2020 Underwriter a 45-day option to purchase up to an additional 2,678,571 shares of Common Stock and/or up to an additional 2,678,571 Warrants at the public offering price less discounts and commissions, which the November 2020 Underwriter has exercised. Under the terms of the November 2020 Underwriting Agreement, each of the Company’s executive officers, directors and stockholders of more than 5% of the outstanding Common Stock signed lock-up agreements pursuant to which each agreed, subject to certain exceptions, not to transact in the Common Stock for a period of 90 days following November 16, 2020. Gross proceeds, before underwriting discounts and commissions and estimated offering expenses and including the sale of additional shares of Common Stock and Series B Warrants pursuant to the over-allotment option, were approximately $28.7 million.

In connection with the November 2020 Offering, on November 18, 2020, we entered into a Warrant Agency Agreement (the “Series B Warrant Agreement”) with Continental Stock Transfer & Trust Company (“Continental”), pursuant to which Continental agreed to act as warrant agent with respect to the Series B Warrants.

Refinancing Term Loan

On December 1, 2020 (the “Effective Date”), we entered into a term loan agreement (the “Term Loan Agreement”) among the Company, Newco, and certain of Newco’s subsidiaries, as borrowers (collectively, the “Borrowers”), and Aquarian Credit Funding LLC (“Aquarian”), as lead arranger, administrative agent, collateral agent and representative of the lenders party thereto (the “Lenders”), pursuant to which we borrowed $40.0 million from the Lenders (the “Term Loan”). The term of the Term Loan Agreement is 12 months from the Effective Date (the “Term”). The Term Loan will bear interest at a fixed rate equal to 10.0% per annum, payable monthly in advance on the outstanding amount of the Term Loan during the Term.

On the Effective Date, we used approximately $4.04 million from the Term Loan to prefund an amount equal to the cash interest on the Term Loan for the entire Term into an account controlled by Aquarian. We used approximately $23.3 million from the Term Loan to pay the outstanding balance and fees under the Company’s bridge loan, dated March 20, 2018, among the Company, various lenders party thereto and GACP Finance Co., LLC (“Bridge Loan”). The remaining proceeds of the Term Loan, after payment of various fees and expenses, and subject to the Liquidity Covenant (defined below), are available for general corporate purposes.

The Term Loan Agreement contains customary affirmative and negative covenants for this type of loan, including without limitation (i) affirmative covenants, including the maintenance of certain key contracts and content rights, adherence to a detailed cash flow forecast including a hard cost and a soft cost construction budget, and (ii) negative covenants, including restrictions on additional indebtedness, prepayment of other indebtedness, transactions with related parties, additional liens, dividends, investments and advances, sales of assets, capital expenditures, mergers and acquisitions, and standard prohibitions on change of control. Additionally, from the Effective Date until repayment of the Term Loan, we must maintain, in an account controlled by Aquarian (the “Proceeds Account”), cash and cash equivalents equal to at least $7.5 million (the “Liquidity Covenant”). Subject to stated exceptions, we must deposit all funds received by the Borrowers during the Term from any and all sources into the Proceeds Account and must have Aquarian’s prior written approval to withdraw any amounts from the Proceeds Account, pursuant to a budget and schedule agreed upon by the parties. There is currently $10.9 million in the Proceeds Account. We are also required to prepay the outstanding balance of the Term Loan under certain circumstances and the Lenders will have the right to approve certain types of transactions by us during the Term.

We have provided collateral in connection with the Term Loan, including, with certain exceptions: (i) a perfected, first priority security interest in all our real and intangible property, including cash and accounts (to be perfected through account control agreements), contracts, intellectual property, leases, plans and specifications, permits, licenses, approvals, entitlements, and development rights; (ii) a perfected first priority pledge of 100% of the portion of the ownership interests in our subsidiaries; and (iii) a first mortgage, an assignment of leases and rents, and environmental indemnity covering the property owned by the Borrowers (collateral protection to include other customary documentation, including but not limited to deeds in lieu and cognovits, subject to prior exhaustion of all customary notice and cure periods in the event of default, as detailed in the Term Loan documents).

The Term Loan is guaranteed up to $22.3 million (the “Guaranty”) by IRG Master Holding, Inc. (“IRGMH”), an affiliate of Industrial Realty Group, LLC that is controlled by one of our directors, Stuart Lichter. The Guaranty will terminate upon the occurrence of any of the following events: (i) the payment in full of all obligations under the Term Loan Agreement; (ii) IRGMH or any of its affiliates purchases a portion of the Term Loan pursuant to a written agreement mutually acceptable to Aquarian, the required Lenders and IRGMH (whether in the form of a co-lender arrangement or participation) in an amount equal to or greater than the amount guaranteed by IRGMH under the Guaranty; or (iii) Borrowers deposit in the Proceeds Account net cash proceeds from additional permitted equity issuances and/or permitted indebtedness in an amount equal to or greater than $25 million.

December 2020 Private Placement of Common Stock and Series C Warrants

On December 29, 2020 (the “Closing Date”), we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Industrial Realty Group, LLC, a Nevada limited liability company (“IRG”), and CH Capital Lending, LLC, a Delaware limited liability company (the “Purchaser”), pursuant to which we sold to the Purchaser in a private placement (the “December 2020 Private Placement”) 10,813,774 shares (the “Shares”) of the Company’s Common Stock and warrants to purchase 10,036,925 shares of Common Stock (the “Series C Warrants”).  The aggregate purchase price for the Shares and Series C Warrants was $15,239,653 (the “Purchase Price”).  The Purchase Price was paid in the form of the cancellation in full of certain financial obligations owed by the Company and its affiliates to IRG and its affiliates in the amount of the Purchase Price. The December 2020 Private Placement was made in reliance upon an exemption from the registration requirements of the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof, as a transaction by an issuer not involving any public offering. The Series C Warrants are exercisable for, in the aggregate, 10,036,925 shares of Common Stock at an exercise price of $1.40 per share of Common Stock (subject to customary adjustments). The Series C Warrants may be exercised from and after June 29, 2021, subject to certain terms and conditions set forth in the Series C Warrants. Unexercised Series C Warrants will expire on the fifth anniversary of the Closing Date.

Proposed Private Placement of Preferred Stock and Warrants to Purchase Common Stock

On January 28, 2021, we executed a binding term sheet with IRG, LLC pursuant to which we agreed to issue and sell to IRG, LLC in a private placement for a purchase price of $15,000,000 (i) shares of a new series of preferred stock, which are convertible into shares of our Common Stock (the “New Private Placement Preferred Stock”), having an aggregate liquidation preference of $15,000,000, and (ii) a number of warrants, convertible into shares of our Common Stock at an exercise price of $6.90 per share (the “New Private Placement Warrants”), equal to 50% of the liquidation preference of the preferred stock to be sold divided by the closing price of the Common Stock on a specified date (the “New Private Placement”). The New Private Placement is expected to close in the first quarter of 2021. If we consummate the New Private Placement, we intend to deposit the net proceeds as necessary into the Proceeds Account (as defined herein), and use the net proceeds for general corporate purposes. We cannot give any assurance that the New Private Placement will be completed on the terms described herein, on a timely basis or at all. The completion of this Offering is not contingent upon the completion of the New Private Placement, and the completion of the New Private Placement is not contingent upon the completion of this Offering. The foregoing description and other information in this prospectus regarding the New Private Placement is included solely for informational purposes. This prospectus shall not be deemed an offer to sell or a solicitation to buy the New Preferred Stock or the New Warrants.

Termination of Sponsorship Agreement with Aultman Health Foundation

On January 12, 2021, the Company notified Aultman Health Foundation (“Aultman”) that the Company terminated as to itself, effective as of January 26, 2021, the Sponsorship Agreement, dated December 6, 2016, among Aultman, PFHOF, and HOF Village (subsequently assigned to Newco).

Purchase of Real Property from PFHOF

On February 3, 2021, the Company purchased for $1.75 million certain parcels of real property from PFHOF located at the site of the Hall of Fame Village powered by Johnson Controls. In connection with the purchase, the Company granted certain easements to PFHOF to ensure accessibility to the PFHOF museum.